Accounting principles, rules and methods - COVA Program (Details)	Dec. 31, 2020 item Part
Accounting principles, rules and methods
Number of parts for pivotal multinational clinical trial | Part	2
Number of hospitalized patients required in trial	50
Number of hospitalized patients enrolled in trial	50